Related party transactions	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Related party transactions

35. Related party transactions

List of related parties and relationships –

A)	Entities Controlling the Company (Holding Companies)

•	Volcan Investments Limited (‘Volcan’)

•	Volcan Investments Cyprus Limited

Intermediate Holding Companies

•	Vedanta Resources Limited

•	Vedanta Resources Holdings Limited

•	Twin Star Holdings Limited

•	Finsider International Company Limited

•	Westglobe Limited

•	Welter Trading Limited

•	Richter Holdings Limited

•	Vedanta Resources Finance Limited

•	Vedanta Resources Cyprus Limited

B)	Fellow subsidiaries (with whom transactions have taken place)

•	Konkola Copper Mines

•	Vedanta Resources Jersey II Limited

•	Vedanta Resources Jersey Limited

•	Vedanta Jersey Investments Limited

•	Sterlite Technologies Limited

•	Sterlite Power Transmission Limited

•	Sterlite Iron and Steel Company Limited

•	Sterlite Power Grid Ventures Limited

C)	Post Retirement Benefit Plan

•	Balco Employees Provident Fund Trust

•	Hindustan Zinc Ltd Employees Contributory Provident Fund Trust

•	Sesa Group Employees Provident Fund Trust

•	Sesa Mining Corporation Limited Employees Provident Fund Trust

•	Sesa Resources Limited Employees Provident Fund Trust

•	HZL Employee group Gratuity Trust

•	Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund

•	Sesa Resources Limited Employees Gratuity Fund

•	Sesa Mining Corporation Limited Employees Gratuity Fund

•	HZL Superannuation Trust

•	Sesa Group Executives Superannuation scheme Fund

•	Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund

D)	Other Related Parties (with whom transactions have taken place)

•	Vedanta Medical Research Foundation

•	Vedanta Foundation

•	India Grid trust

•	Cairn Foundation

•	Sesa Community Development Foundation

•	Janhit Electoral Trust

•	Runaya Refinery LLP

Ultimate controlling party

As at March 31, 2019, the Group is majorly owned by Twin Star Holdings Limited, Finsider International Company Limited, Westglobe Limited and Welter Trading Limited which are in turn wholly-owned subsidiaries of Vedanta Resources Limited (formerly Vedanta Resources Plc) (Intermediate Holding Company). The ultimate controlling party of the Group is Volcan (Volcan Investments Limited and its wholly owned subsidiary Volcan Investments Cyprus Limited), which is controlled by the Chairman Emeritus, Mr. Anil Agarwal and persons related to him. Volcan Investments Limited, Volcan Investments Cyprus Limited, Twin Star Holdings Limited, Finsider International Company Limited, Westglobe Limited and Welter Trading Limited do not produce Group financial statements.

A summary of significant related party transactions for the year ended March 31, 2017, March 31, 2018 and March 31, 2019 are noted below:

	For the year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Sales
Sterlite Technologies Limited	8,577	693	4	0
Sterlite Power Transmission Limited	177	11,288	9,180	133
Konkola Copper Mines	—	24	—	—

Total	8,754	12,005	9,184	133

Purchases of goods/services
Konkola Copper Mines	2,977	6,575	4,020	58
Sterlite Technologies Limited	174	9	—	—
Sterlite Power Transmission limited	28	128	16	0
Runaya Refinery LLP	—	—	9	0

Total	3,179	6,712	4,045	58

Interest income /guarantee commission/ (Finance costs)
Vedanta Resources Jersey II Limited	(2,179)	—	—	—
Vedanta Resources Jersey Limited	(36)	—	—	—
Vedanta Resources Limited	394	279	275	4
Konkola Copper Mines	26	45	56	1
Twin Star Holdings Limited	14	15	16	0
Sterlite Iron and Steel Company Limited	2	4	4	0
Sterlite Technologies Limited	90	—	—	—
Sterlite Power Transmission limited	—	7	43	1

Total	(1,689)	350	394	6

Dividend paid
Twin Star Holdings Limited	26,829	29,243	26,001	376
Finsider International Company Limited	7,809	8,512	7,568	109
Westglobe Limited	862	940	836	12
Welter Trading Limited	744	811	721	11

Total	36,244	39,506	35,126	508

Management and brand fees expenses
Vedanta Resources Limited	589	3,447	3,255	47
Sterlite Technologies Limited	—	—	134	2

	589	3,447	3,389	49

Dividend Income
Sterlite Technologies Limited	7	4	10	0
India Grid Trust	—	81	152	2

Total	7	85	162	2

Outsourcing Service Income
Vedanta Resources Limited	32	33	30	0

Total	32	33	30	0

Long Term Incentive Plan Expenses
Vedanta Resources Limited	628	531	152	2
Konkola Copper Mines	—	(1)	(4)	(0)

	For the year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Total	628	530	148	2

(Recovery of)/Reimbursement to / for other expenses
Sterlite Power Grid Ventures Limited	—	0	1	0
Sterlite Technologies Limited	—	—	1	0
Sterlite Power Technologies Limited	—	—	2	0
Sterlite Iron and Steel Company Limited	0	—	—	—
Vedanta Resources Limited	152	170	13	0
Konkola Copper Mines	(134)	(48)	(30)	(0)
Volcan Investments Limited	(14)	(17)	(8)	(0)

Total	4	105	(21)	(0)

Loans given/(repaid) during the year
Roshskor Township (Proprietary) Limited	—	—	(15)	(0)
Sterlite Iron and Steel Company Limited	0	0	0	0

Total	0	0	(15)	(0)

	For the year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Loan taken/(repaid) during the year
Vedanta Resources Jersey II Limited	(126,187)	—	—	—
Vedanta Resources Jersey II Limited	939	—	—	—
Vedanta Resources Jersey Limited	1,907	—	—	—
Vedanta Resources Jersey Limited	(1,907)	—	—	—

Total	(125,248)	—

Guarantee given/(taken) during the year
Vedanta Resources Limited	(142,653)	—	(8,735)	(126)
Vedanta Medical Research Foundation	—	344	687	10

Total	(142,653)	344	(8,048)	(116)

Guarantee relinquished during the year
Vedanta Resources Limited#	—	350,149	8,735	126
Vedanta Medical Research Foundation	—	—	524	8

Total	—	350,149	9,259	134

#

During the previous year ended March 31, 2018, guarantee worth ₹ 282,058 million has been withdrawn by Vedanta Resources Limited and the guarantees worth ₹ 68,091 million is extinguished as the underlying external loan has been repaid.

	For the year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Corporate social responsibility expenditure/ donation
Sesa Community Development Foundation	19	53	69	1
Vedanta Foundation	683	1	50	1
Vedanta Medical Research Foundation	348	833	998	14
Cairn Foundation	120	161	187	3
Janhit Electoral Trust	—	—	25	0

Total	1,170	1,048	1,329	19

Investments made/(redeemed) during the year
Vedanta Resources Limited (investment in bonds)*	(960)	(1,118)	(1,992)	(29)
India Grid trust	—	(4)	—	—

Total	(960)	(1,122)	(1,992)	(29)

* Includes premium on redemption of bonds of ₹ Nil, ₹ 96 million and ₹ NIL ($ Nil) for year ended March 31, 2017, March 31, 2018 and March 31, 2019 respectively.
Investments Purchased from
Volcan Investments Limited (Refer Note 35(f))	—	—	38,124	551

Total	—	—	38,124	551

The significant receivables from and payables to related parties as at March 31, 2018 and March 31, 2019 are set out below:

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Trade Receivable:
Konkola Copper Mines**	12	2	0
Sterlite Power Transmission limited	47	30	0
Vedanta Resources Limited	68	72	1
Sterlite Technologies Limited	40	—	—

Total	167	104	1

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Receivable from:
Sterlite Power Transmission limited	3	1	0
Konkola Copper Mines**	3,225	5,503	79
Vedanta Resources Limited	627	349	5
Sterlite Iron and Steel Company Limited	127	130	2
Goa Maritime Private Limited	10	10	0
Vedanta Foundation	50	—	—
Volcan Investments Limited	41	6	0
Twin Star Holdings Limited	33	50	1
Sterlite Power Grid Ventures Limited	0	1	0

Total	4,116	6,050	87

**

Subsequent to the year end, the High Court of Zambia has appointed provisional liquidator at Konkola Copper mines. The Company believes that the same is a non-adjusting post balance sheet event and effects, if any of the aforesaid action would be accounted for in the subsequent period financial statements.

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Loans to:
Sterlite Iron and Steel Company Limited.	45	45	1
Twin Star Holdings Limited.	650	692	10
RoshSkor Township (Proprietary) Limited	75	51	1

Total	770	788	12

Trade Payables:
Konkola Copper Mines	383	100	1
Sterlite Power Transmission limited	31	16	0
Sterlite Technologies Limited	—	132	2

Total	414	248	3

Payable to:
Vedanta Resources Limited	212	859	12
Hindustan Zinc Ltd Employees Contributory Provident Fund Trust	89	102	1
Sesa Resources Limited Employees Provident Fund	1	1	0
Sesa Mining Corporation Limited Employees Provident Fund	3	3	0
Sesa Group Employees Provident Fund Trust	17	17	0
Balco Employees Provident Fund Trust	50	51	1
HZL Superannuation Trust	2	3	0
HZL Employee group Gratuity Trust	620	536	8
Sesa Group Executives Superannuation Scheme	2	3	0
Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund	0	0	0
Sesa Mining Corporation Limited Employees Gratuity Fund	14	12	0
Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund	40	53	1
Sesa Resources Limited Employees Gratuity Fund	5	2	0
Cairn Foundation	112	84	1
Volcan Investments Limited (Refer Note 35(f))	—	20,699	299
Sterlite Power Transmission limited	—	38	1

Total	1,167	22,463	324

Commission and consultancy fees payable to KMP and their relatives	35	47	1

Total	35	47	1

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Guarantees outstanding given / (taken)
Vedanta Medical Research Foundation	344	507	7

Total	344	507	7

Banking limits assigned/utilized/renewed to/for group companies
Volcan Investments Limited*	1,150	1,150	17

Total	1,150	1,150	17

*	Bank guarantee given by the Company on behalf of Volcan in favour of Income tax department, India as collateral in respect of certain tax disputes of Volcan.

Investments
India Grid Trust	1,223	1,061	15
Volcan Investments Limited (fair value of Structured investments) (Refer Note 35(f))	—	47,717	690
Vedanta Resources Limited (Investment in bonds)	4,117	2,227	32

Total	5,340	51,005	737

*	Bank guarantee given by the Company on behalf of Volcan in favour of Income tax department, India as collateral in respect of certain tax disputes of Volcan.

Remuneration of key management personnel

The remuneration of the key management personnel of the Group are set out below in aggregate for each of the categories specified in IAS 24 Related party disclosures.

	Year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Short term employee benefits	348	326	413	6
Post-employment benefits*	26	24	14	0
Share based payments	77	61	45	1

Total	451	411	472	7

*	Does not include the provision made for gratuity and leave benefits, as they are determined on an actuarial basis for all the employees together.

Commission/ Sitting fees

	Year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
To independent directors	33	35	42	1
To other KMP	3	2	10	0

Total	36	37	52	1

	Year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Dividend to KMP	0	0	0	0

Total	0	0	0	0

Relatives of Key Management Personnel

	Year ended March 31,
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Remuneration to relatives of KMP	79	71	151	2
Commission to relatives of KMP	4	4	3	0
Dividend to relatives of KMP	4	4	4	0

Total	87	79	158	2

Details of transactions with post retirement employee benefit trust/fund:

	Year ended March 31
	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
PF Trust
Balco Employees Provident Fund Trust	159	129	138	2
Hindustan Zinc Ltd Employees Contributory Provident Fund Trust	309	303	346	5
Sesa Resources Limited Employees Provident Fund Trust	3	5	3	0
Sesa Mining Corporation Limited Employees Provident Fund Trust	6	10	12	0
Sesa Group Employees Provident Fund Trust	59	47	47	1
HZL Employee group Gratuity Trust	253	161	120	2
Sesa Group Employees Gratuity Fund and Sesa Group Executives Gratuity Fund	12	12	2	0
Sesa Resources Limited Employees Gratuity Fund	6	0	1	0
Sesa Mining Corporation Limited Employees Gratuity Fund	8	0	0	0
HZL Superannuation Trust	19	24	27	0
Sesa Group Executives Superannuation scheme	15	16	17	0
Sesa Resources Limited and Sesa Mining Corporation Limited Employees Superannuation Fund	1	1	1	0

Total	850	708	714	10

a) Cairn PSC guarantee to Government

Vedanta Resources Limited (formerly Vedanta Resources Plc) as a parent company has provided financial and performance guarantee to Government of India for erstwhile Cairn India Group’s obligation under the Production Sharing Contract (‘PSC’). The guarantee provides for making available financial resources equivalent to Cairn India’s share for its obligation under PSC, personnel and technical services in accordance with industry practices and any other resources in case Cairn India is unable to fulfill its obligations under PSC.

b) Cairn Investment in Vedanta Resources Limited Bonds

Cairn India Holdings Limited had invested ₹ 3840 million and ₹ 2,110 million ($ 31 million) as at March 31, 2018 and March 31, 2019 in bonds issued by Vedanta Resources Limited (formerly Vedanta Resources Plc), which have maturities ranging from June 2021 to May 2023 at coupon ranging from 7.13% to 8.25% p.a. The carrying value of these bonds including interest accrued are ₹ 4,117 million and ₹ 2,227 million ($32 million) as at March 31, 2018 and March 31, 2019 respectively.

c) Loans to holding companies

During the year ended March 31, 2016, Lisheen Milling Limited entered into a loan agreement with Twin Star Holding Limited for ₹ 667 million ($ 10 million) at an interest rate of 2.1%. The loan is unsecured and the outstanding balance under the facility including interest accrued at March 31, 2018 and March 31, 2019 is ₹ 680 million and ₹ 740 million respectively. During FY 2019, the agreement is revised with an increase in facility amount of upto US $ 30 million and is now valid until March 2020.

d) Loans from holding companies

During the year, the Group received a fresh loan from Twinstar Holdings Limited for a facility amount of ₹ 1398 million ($ 20 million) at an interest rate of 2.25% p.a. repayable in February 2019. An amount of ₹ 699 million ($ 10 million) has been drawn under this facility during the year and an amount of ₹ 696 million ($ 10 million) has been repaid. Further, the maturity of this loan has been further extended to February 2020. As at March 31, 2018 and March 31, 2019, the amount outstanding under this facility was ₹ Nil and ₹ 3 million ($ 40,000) and accrued interest of ₹ Nil and ₹ 0 million ($ 5,033).

e) Loans to fellow subsidiaries

During the year ended March 31, 2019, the Group had renewed loan provided to Sterlite Iron and Steel Company Limited to finance project in earlier years. The loan balance as at March 31, 2018 was ₹45 million. The loan is unsecured in nature and carries an interest rate of 8.50% per annum. The loan was due in March 2019. The loan has been renewed for a further period of 12 months in March 2019 and is due in March 2020. The loan balance as at March 31, 2019 is ₹45 million.

f) Structured investments purchased from Volcan Investments Limited

In December 2018, as part of its cash management activities, Cairn India Holdings Limited (CIHL), a wholly owned subsidiary of the Company, entered into a tripartite agreement with Volcan and one of its subsidiaries. Under the agreement, CIHL purchased an economic interest in a structured investment for the equity shares of Anglo American Plc (AA Plc), a company listed on the London Stock Exchange, from Volcan for a total consideration of ₹ 38,124 million (GBP 428 million) ($ 551 million) (of which ₹ 18,159 million (GBP 200 million) ($ 263 million) has been paid up to March 31, 2019), determined based on an independent third-party valuation. The ownership of the underlying shares, and the associated voting interests, remained with Volcan and the investment would mature in two tranches in April 2020 and October 2020. As part of the agreement, CIHL also received a put option (embedded derivative) from the aforementioned subsidiary, the value of which was not material at initial recognition. Later during the year, certain terms of the aforesaid agreement were modified, and it was converted into a biparty agreement between CIHL and Volcan. The revision in the terms did not have any material effect on the fair value of the instrument on that date.

As per the revised agreement, if the share price of AA Plc remain above the Put exercise price, CIHL would be entitled to an amount determined based on the share price of AA Plc multiplied by 15 million and 11 million shares respectively on the aforementioned two maturity dates. Alternatively, CIHL also has an option to realise the instrument for ₹ 24,751 million (GBP 274 million) ($ 358 million) and ₹ 17,116 million (GBP 189 million) ($ 247 million) on the respective maturity dates.

Terms and conditions of transactions with related parties

For the year ended March 31, 2019, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

There are no outstanding debts or loans due from directors or other officers (as defined under Section 2(59) of the Companies Act, 2013) of the Company.